Tangible assets - Disclosure of changes in tangible assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 33,882	€ 34,073
Balance, at the end of the period	32,087	33,882	€ 34,073
Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	13,408	13,489
Balance, at the end of the period	12,636	13,408	13,489
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	19,518	19,555
Balance, at the end of the period	18,576	19,518	19,555
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	956	1,029
Balance, at the end of the period	875	956	1,029
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,183	2,413
Balance, at the end of the period	1,918	2,183	2,413
Right-of-use for operating lease | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,183	2,413
Balance, at the end of the period	1,918	2,183	2,413
Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	53,123	53,316	51,489
Additions / disposals (net) due to change in the scope of consolidation	(1,164)	48	103
Additions / disposals (net)	(1,003)	1,830	(282)
Transfers, exchange differences and other items	(446)	(2,071)	2,006
Balance, at the end of the period	50,510	53,123	53,316
Cost | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	26,243	26,570	25,529
Additions / disposals (net) due to change in the scope of consolidation	28	11	14
Additions / disposals (net)	730	1,122	604
Transfers, exchange differences and other items	(1,345)	(1,460)	423
Balance, at the end of the period	25,656	26,243	26,570
Cost | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	25,304	25,166	24,423
Additions / disposals (net) due to change in the scope of consolidation	(1,192)	37	89
Additions / disposals (net)	(1,716)	742	(822)
Transfers, exchange differences and other items	1,003	(641)	1,476
Balance, at the end of the period	23,399	25,304	25,166
Cost | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,576	1,580	1,537
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	(17)	(34)	(64)
Transfers, exchange differences and other items	(104)	30	107
Balance, at the end of the period	1,455	1,576	1,580
Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,837	4,692	4,429
Additions / disposals (net) due to change in the scope of consolidation	0	(13)	1
Additions / disposals (net)	179	125	109
Transfers, exchange differences and other items	(235)	33	153
Balance, at the end of the period	4,781	4,837	4,692
Cost | Right-of-use for operating lease | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,837	4,692	4,429
Additions / disposals (net) due to change in the scope of consolidation	0	(13)	1
Additions / disposals (net)	179	125	109
Transfers, exchange differences and other items	(235)	33	153
Balance, at the end of the period	4,781	4,837	4,692
Cost | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Cost | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(18,618)	(18,642)	(17,402)
Additions / disposals (net) due to change in the scope of consolidation	686	7	(33)
Additions / disposals (net)	3,886	2,824	3,963
Charge for the year	(1,611)	(1,755)	(1,834)
Transfers, exchange differences and other items	(1,908)	(1,052)	(3,336)
Balance, at the end of the period	(17,565)	(18,618)	(18,642)
Accumulated depreciation | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(12,637)	(12,892)	(12,015)
Additions / disposals (net) due to change in the scope of consolidation	0	7	(7)
Additions / disposals (net)	672	284	1,065
Charge for the year	(1,602)	(1,744)	(1,821)
Transfers, exchange differences and other items	948	1,708	(114)
Balance, at the end of the period	(12,619)	(12,637)	(12,892)
Accumulated depreciation | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,782)	(5,578)	(5,238)
Additions / disposals (net) due to change in the scope of consolidation	686	0	(30)
Additions / disposals (net)	3,214	2,540	2,882
Charge for the year	0	0	0
Transfers, exchange differences and other items	(2,902)	(2,744)	(3,192)
Balance, at the end of the period	(4,784)	(5,782)	(5,578)
Accumulated depreciation | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(199)	(172)	(149)
Additions / disposals (net) due to change in the scope of consolidation	0	0	4
Additions / disposals (net)	0	0	16
Charge for the year	(9)	(11)	(13)
Transfers, exchange differences and other items	46	(16)	(30)
Balance, at the end of the period	(162)	(199)	(172)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,609)	(2,265)	(1,789)
Additions / disposals (net) due to change in the scope of consolidation	0	7	0
Additions / disposals (net)	196	160	164
Charge for the year	(492)	(609)	(636)
Transfers, exchange differences and other items	91	98	(4)
Balance, at the end of the period	(2,814)	(2,609)	(2,265)
Accumulated depreciation | Right-of-use for operating lease | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,609)	(2,265)	(1,789)
Additions / disposals (net) due to change in the scope of consolidation	0	7	0
Additions / disposals (net)	196	160	164
Charge for the year	(492)	(609)	(636)
Transfers, exchange differences and other items	91	98	(4)
Balance, at the end of the period	(2,814)	(2,609)	(2,265)
Accumulated depreciation | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Accumulated depreciation | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(623)	(601)	(765)
Impairment charge for the year	(431)	(156)	(157)
Releases	45	20	17
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	53	40	119
Transfers, exchange differences and other items	98	74	185
Balance, at the end of the period	(858)	(623)	(601)
Impairment losses | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(198)	(189)	(255)
Impairment charge for the year	(280)	(115)	(95)
Releases	34	5	12
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	53	36	34
Transfers, exchange differences and other items	(10)	65	115
Balance, at the end of the period	(401)	(198)	(189)
Impairment losses | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(4)	(33)	(102)
Impairment charge for the year	(70)	(29)	(33)
Releases	3	11	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	76
Transfers, exchange differences and other items	32	47	25
Balance, at the end of the period	(39)	(4)	(33)
Impairment losses | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(421)	(379)	(408)
Impairment charge for the year	(81)	(12)	(29)
Releases	8	4	4
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	4	9
Transfers, exchange differences and other items	76	(38)	45
Balance, at the end of the period	(418)	(421)	(379)
Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(45)	(14)	(15)
Impairment charge for the year	(33)	(39)	(2)
Releases	10	4	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	19	5	13
Transfers, exchange differences and other items	0	(1)	(11)
Balance, at the end of the period	(49)	(45)	(14)
Impairment losses | Right-of-use for operating lease | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(45)	(14)	(15)
Impairment charge for the year	(33)	(39)	(2)
Releases	10	4	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	19	5	13
Transfers, exchange differences and other items	0	(1)	(11)
Balance, at the end of the period	(49)	(45)	(14)
Impairment losses | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Impairment losses | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	€ 0	€ 0	€ 0